UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/14 (Unaudited)

CONVERTIBLE BONDS AND NOTES (69.4%)(a)
			Principal amount	Value

Airlines (—%)

Lufthansa Malta Blues LP 144A cv. sr. unsec. notes 0 3/4s, 2017 (Malta)		EUR	17,000	$38,061

				38,061
Automotive (0.9%)

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019			$4,786,000	4,998,379

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			1,115,000	3,855,809

				8,854,188
Biotechnology (9.3%)

Acorda Therapeutics, Inc. cv. sr. unsec. notes 1 3/4s, 2021			4,801,000	4,659,971

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019			5,540,000	5,713,125

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			2,550,000	2,715,750

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1 1/2s, 2020			6,859,000	7,206,237

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			2,605,000	5,604,006

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018			4,599,000	4,938,176

Emergent BioSolutions, Inc 144A cv. sr. unsec. unsub. notes 2 7/8s, 2021			5,210,000	5,372,813

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			4,853,000	19,512,093

Illumina, Inc. 144A cv. sr. unsec. notes 0 1/2s, 2021			3,760,000	3,748,250

InterMune, Inc. cv. sr. unsec. notes 2 1/2s, 2018			1,935,000	2,906,128

Medicines Co. (The) cv. sr. unsec. bonds 1 3/8s, 2017			6,536,000	7,173,260

Medivation, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2017			4,064,000	6,258,560

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2020			3,779,000	4,400,268

PDL BioPharma, Inc. cv. sr. unsec. notes 3 3/4s, 2015			1,788,000	2,765,813

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018			4,723,000	5,224,819

				88,199,269
Broadcasting (1.4%)

Liberty Media Corp. 144A cv. sr. unsec. notes 1 3/8s, 2023			8,421,000	8,620,999

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			2,378,000	4,403,759

				13,024,758
Chemicals (0.2%)

RPM International, Inc. cv. sr. unsec. notes 2 1/4s, 2020			1,307,000	1,505,501

				1,505,501
Commercial and consumer services (3.2%)

Carriage Services, Inc. 144A cv. unsec. sub. notes 2 3/4s, 2021			4,615,000	4,672,688

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,660,000	4,449,188

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2 1/2s, 2019			6,898,000	7,079,073

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			9,236,000	13,322,930

				29,523,879
Communications equipment (1.0%)

Ciena Corp. 144A cv. sr. unsec. notes 3 3/4s, 2018			4,804,000	6,203,165

Outerwall, Inc. cv. sr. unsec. unsub. notes 4s, 2014			2,300,000	3,140,938

				9,344,103
Computers (5.4%)

Akamai Technologies, Inc. 144A cv. sr. unsec. notes zero %, 2019			4,739,000	4,801,199

Bottomline Technologies (DE), Inc. cv. sr. unsec. unsub. notes 1 1/2s, 2017			5,264,000	6,007,540

Dealertrack Technologies, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2017			5,498,000	6,583,855

Infinera Corp. 144A cv. sr. unsec. unsub. bonds 1 3/4s, 2018			5,602,000	5,868,095

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			4,226,000	7,709,809

SanDisk Corp. 144A cv. sr. unsec. notes 0 1/2s, 2020			8,381,000	9,748,151

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 2018			6,659,000	7,150,101

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021			2,254,000	2,287,810

				50,156,560
Conglomerates (1.5%)

Siemens Financieringsmaatschappij N.V. cv. company guaranty sr. unsec. bonds 1.65s, 2019 (Netherlands)			12,000,000	13,510,800

				13,510,800
Construction (0.9%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			6,130,000	8,854,019

				8,854,019
Consumer (0.8%)

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2018			3,036,000	4,011,315

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 1/8s, 2034			3,039,000	3,001,013

				7,012,328
Consumer finance (1.1%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3s, 2020			5,263,000	5,861,929

Portfolio Recovery Associates, Inc. 144A cv. sr. unsec. unsub. notes 3s, 2020			3,944,000	4,634,200

				10,496,129
Electronics (8.8%)

GT Advanced Technologies, Inc. cv. sr. unsec. notes 3s, 2020			5,989,000	8,339,683

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			5,755,000	9,535,316

InvenSense, Inc. 144A cv. sr. unsec. notes 1 3/4s, 2018			2,744,000	3,285,940

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			2,467,000	2,787,710

Mentor Graphics Corp. cv. sub. unsec. notes 4s, 2031			6,530,000	7,576,759

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			10,343,000	28,979,793

SunEdison, Inc. 144A cv. sr. unsec. notes 0 1/4s, 2020			4,506,000	4,525,714

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			6,180,000	5,809,200

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			8,485,000	12,472,950

				83,313,065
Energy (oil field) (1.2%)

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			3,239,000	3,763,313

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2 1/2s, 2027			2,968,000	3,248,105

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028			4,102,000	3,937,920

				10,949,338
Entertainment (0.5%)

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016			3,453,000	4,648,601

				4,648,601
Financial (0.7%)

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			4,820,000	6,238,888

				6,238,888
Health-care services (3.9%)

Allscripts Healthcare Solutions, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2020			6,492,000	7,384,650

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			7,172,000	9,780,815

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			2,919,000	3,320,363

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018			6,673,000	7,286,082

WellPoint, Inc. cv. sr. unsec. bonds 2 3/4s, 2042			6,035,000	9,448,547

				37,220,457
Homebuilding (1.3%)

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			491,000	528,132

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			1,934,000	3,222,528

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			3,946,000	4,126,036

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			3,985,000	4,625,091

				12,501,787
Insurance (0.8%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018			4,790,000	7,780,756

				7,780,756
Investment banking/Brokerage (1.6%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			8,538,000	9,098,306

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019			5,664,000	5,894,100

				14,992,406
Lodging/Tourism (2.3%)

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			5,940,000	9,951,876

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			7,820,000	11,622,475

				21,574,351
Manufacturing (0.5%)

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			2,580,000	4,784,288

				4,784,288
Media (2.3%)

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043			7,629,000	10,623,383

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			10,960,000	6,171,850

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			5,195,000	5,318,381

				22,113,614
Medical technology (2.3%)

Cepheid, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2021			5,143,000	4,840,849

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			5,185,000	5,693,778

Spectranetics Corp. (The) cv. sr. unsec. notes 2 5/8s, 2034			4,457,000	4,994,626

Wright Medical Group, Inc. cv. sr. unsec. unsub. notes 2s, 2017			4,535,000	6,159,097

				22,193,470
Metals (1.3%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			4,120,000	7,645,175

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			3,915,000	4,184,156

				11,829,331
Oil and gas (1.4%)

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			7,862,000	6,987,353

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			2,043,000	2,298,375

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			3,601,000	4,064,629

				13,350,357
Pharmaceuticals (1.5%)

Endo Health Solutions, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			3,048,000	6,995,160

Salix Pharmaceuticals, Ltd. cv. sr. unsec. notes 1 1/2s, 2019			3,380,000	6,983,925

				13,979,085
Real estate (3.6%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			4,105,000	4,382,088

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			8,735,000	9,728,606

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			5,576,000	7,423,050

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			4,581,000	4,595,316

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			7,205,000	8,155,159

				34,284,219
Retail (0.2%)

Restoration Hardware Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 2019			1,938,000	1,876,226

				1,876,226
Semiconductor (1.5%)

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			4,950,000	10,227,938

Photronics, Inc. cv. sr. unsec. notes 3 1/4s, 2016			4,193,000	4,405,271

				14,633,209
Shipping (0.6%)

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019			5,950,000	6,016,938

				6,016,938
Software (1.3%)

Concur Technologies, Inc. 144A cv. sr. unsec. unsub. bonds 0 1/2s, 2018			5,635,000	6,226,675

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			4,945,000	6,304,875

				12,531,550
Technology (0.7%)

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			6,107,000	6,931,445

				6,931,445
Technology services (2.1%)

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029			6,190,000	6,182,263

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018			6,810,000	7,542,075

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			6,045,000	6,222,572

				19,946,910
Telecommunications (1.9%)

Finisar Corp. 144A cv. sr. unsec. notes 0 1/2s, 2033			5,897,000	5,760,632

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015			3,695,000	6,124,463

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)			5,121,000	512

SBA Communications Corp. cv. sr. unsec. notes 4s, 2014			1,797,000	6,304,101

				18,189,708
Tobacco (0.8%)

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			5,715,000	7,605,979

				7,605,979
Transportation services (0.6%)

XPO Logistics, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2017			2,800,000	5,547,500

				5,547,500

Total convertible bonds and notes (cost $579,284,012)				$655,553,073

CONVERTIBLE PREFERRED STOCKS (21.0%)(a)
			Shares	Value

Aerospace and defense (1.5%)

United Technologies Corp. $3.75 cv. pfd.			221,775	$13,155,693

				13,155,693
Airlines (0.7%)

Continental Financial Trust II $3.00 cv. pfd.			123,410	6,035,514

				6,035,514
Banking (2.5%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			8,210	9,482,550

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)(NON)			2,637	4,093,778

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			7,840	9,486,400

				23,062,728
Consumer (0.8%)

Stanley Black & Decker, Inc. $6.25 cv. pfd.			68,260	7,740,684

				7,740,684
Electric utilities (2.7%)

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.			133,595	7,401,163

Dominion Resources, Inc./VA $3.188 cv. pfd.(NON)			64,368	3,263,458

Exelon Corp. $3.25 cv. pfd.(NON)			123,803	6,078,727

NextEra Energy, Inc. $2.799 cv. pfd.			147,105	9,117,568

				25,860,916
Energy (oil field) (0.5%)

McDermott International, Inc. $1.563 cv. pfd.			167,996	4,270,458

				4,270,458
Financial (1.2%)

AMG Capital Trust II $2.575 cv. pfd.			187,160	11,791,080

				11,791,080
Food (1.4%)

Post Holdings, Inc. $5.25 cv. pfd.(NON)			28,820	2,809,662

Post Holdings, Inc. 144A $3.75 cv. pfd.			47,289	5,073,164

Tyson Foods, Inc. $2.375 cv. pfd.(NON)			103,682	5,121,891

				13,004,717
Forest products and packaging (1.0%)

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			172,469	9,475,447

				9,475,447
Health-care services (0.5%)

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.(NON)			42,443	4,432,747

				4,432,747
Insurance (1.1%)

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			127,032	5,970,504

MetLife, Inc. $1.25 cv. pfd.			153,258	4,637,587

				10,608,091
Natural gas utilities (0.5%)

Laclede Group, Inc. $3.375 cv. pfd.(NON)			93,483	5,057,430

				5,057,430
Oil and gas (2.2%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			14,068	16,494,730

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			4,354	4,488,974

				20,983,704
Railroads (0.9%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			67,903	8,861,342

				8,861,342
Real estate (1.0%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			360,112	9,903,080

				9,903,080
Telecommunications (2.5%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(NON)(R)			74,975	8,275,366

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			101,082	10,133,471

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.(NON)			5,147	1,661,915

Iridium Communications, Inc. 144A $7.00 cv. pfd.			33,766	3,684,715

				23,755,467

Total convertible preferred stocks (cost $183,331,556)				$197,999,098

COMMON STOCKS (3.9%)(a)
			Shares	Value

Actavis PLC(NON)			10,405	$2,229,375

Apple, Inc.			24,635	2,354,367

Brazil Ethanol, Inc. 144A (Unit)(F)(NON)			312,500	31

Celgene Corp.(NON)			25,940	2,260,671

Delta Air Lines, Inc.			60,930	2,282,438

DISH Network Corp. Class A(NON)			35,855	2,217,990

Exxon Mobil Corp.			22,805	2,256,327

Ford Motor Co.			126,610	2,154,902

General Motors Co.			61,387	2,076,108

Goodyear Tire & Rubber Co. (The)			84,526	2,127,519

Hartford Financial Services Group, Inc. (The)			134,000	4,577,440

Intel Corp.			86,185	2,920,810

Jazz Pharmaceuticals PLC(NON)			17,580	2,456,453

Priceline Group, Inc. (The)(NON)			3,810	4,733,735

PulteGroup, Inc.			114,395	2,019,059

Total common stocks (cost $34,400,097)				$36,667,225

CORPORATE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			$1,084,608	$1,225,607

Total corporate bonds and notes (cost $1,061,735)				$1,225,607

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	1,085,630	$—

Total warrants (cost $217,126)				$—

SHORT-TERM INVESTMENTS (5.1%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.05%(AFF)			48,173,274	$48,173,274

Total short-term investments (cost $48,173,274)				$48,173,274

TOTAL INVESTMENTS

Total investments (cost $846,467,800)				$939,618,277

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $944,729,846.
(b)	The aggregate identified cost on a tax basis is $846,303,901, resulting in gross unrealized appreciation and depreciation of $118,961,883 and $25,647,507, respectively, or net unrealized appreciation of $93,314,376.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$26,804,657	$290,201,315	$268,832,698	$15,343	$48,173,274

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,721,750 to cover the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,217,990	$—	$—
Consumer cyclicals	13,111,323	—	—
Energy	2,256,327	—	31
Financials	4,577,440	—	—
Health care	6,946,499	—	—
Technology	5,275,177	—	—
Transportation	2,282,438	—	—
Total common stocks	36,667,194	—	31
Convertible bonds and notes	—	655,047,441	505,632
Convertible preferred stocks	27,619,769	170,379,329	—
Corporate bonds and notes	—	1,225,607	—
Warrants	—	—	—
Short-term investments	48,173,274	—	—

Totals by level	$112,460,237	$826,652,377	$505,663

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$—	$—

Total	$—	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014